Consolidated Statement of Cash Flows (Unaudited) (USD $)	12 Months Ended		19 Months Ended
	Oct. 31, 2011	Oct. 31, 2010	Oct. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (4,035,260)	$ (495,018)	$ (4,530,278)
Adjustments to reconcile net loss to net cash (used in) operating activities
Depreciation and amortization	2,577	0	2,577
Issuance of capital stock and warrants for services and expenses	1,773,200	0	1,773,200
Issuance of common stock pre-merger	0	48,202	48,202
Changes in operating assets and liabilities:
Prepaid expenses	(290,136)	(2,500)	(292,636)
Other current assets - related party	(20,839)	0	(20,839)
Contractual rights	(150,000)	0	(150,000)
Other assets	(2,050)	0	(2,050)
Accounts payable - trade and accrued expenses	1,092,656	163,597	1,256,253
CASH (USED) IN OPERATING ACTIVITIES	(1,629,852)	(285,719)	(1,915,571)
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures	(413,998)	0	(413,998)
Cash acquired in merger	101,252	0	101,282
Cash paid for mining claims	(4,628)	11,275	(15,903)
NET CASH (USED IN) PROVIDED BY INVESTING ACTIVITIES:	(317,374)	11,275	(328,619)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from convertible debentures	5,000	625,000	630,000
Repayment of debenture notes	(630,000)	0	(630,000)
Proceeds from demand promissory notes	400,000	150,000	550,000
Proceeds from the issuance of common stock pre-merger	0	34,000	34,000
Proceeds from issuance of common stock	1,670,011	0	1,670,011
NET CASH PROVIDED BY FINANCING ACTIVITIES	1,445,011	809,000	2,254,011
NET INCREASE IN CASH AND CASH EQUIVALENTS	(502,215)	512,006	9,791
CASH AND CASH EQUIVALENTS, beginning of period	512,006	0
CASH AND CASH EQUIVALENTS, end of period	9,791	512,006	9,791
Supplemental disclosures of cash flow information:
Interest paid	29,197	0	29,197
Taxes paid	0	0	0
WestMountain items acquired in merger:
Other current assets	44,670	0	44,670
Fixed assets	649	0	649
Accounts payable and other accrued liabilities	(86,815)	0	(86,815)
Non-cash investing and financing activities:
Stock issuance for contractual rights	250,000	150,000	400,000
Debt converted to common stock	$ 500,000	$ 0	$ 500,000